Intangible Assets, net (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 581,441	$ 4,516,459	$ 5,514,165	$ 6,160,391
Impairment charge		$ 0	$ 0	$ 0